UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30. 2010
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	November 4,2010
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	35
					---------------------
						166501
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   VOTING 	AUTHORITY																							CALL	DISC	SOLE	NONE
A F L A C Inc                	Com	1055102		3203	61954	SH 		SOLE	60270	1684
Abbott Laboratories          	Com	2824100		4470	85576	SH 		SOLE	82997	2579
Accenture Ltd Cl A           	Com	G1150G111 	5551	130647	SH 		SOLE	126666	3981
Amgen Incorporated           	Com	31162100	4403	79907	SH 		SOLE	77474	2433
Bank Of New York Co New      	Com	64058100	3779	144659	SH 		SOLE	140482	4177
Berkshire Hathaway Cl B      	Com	84670702	6042	73085	SH 		SOLE	71236	1849
Bristol-Myers Squibb Co      	Com	110122108	4382	161663	SH 		SOLE	157371	4292
Cabelas Inc                  	Com	126804301	3130	164928	SH 		SOLE	160704	4224
Chevron Corporation          	Com	166764100	1257	15512	SH 		SOLE	14967	545
Comcast Cp New Cl A Spl      	Com	20030N200 	2444	143706	SH 		SOLE	139992	3714
Covance Inc                  	Com	222816100	467	10000	SH 		SOLE	10000	0
Disney Walt Co               	Com	254687106	6285	189900	SH 		SOLE	184322	5578
Ebay Inc                     	Com	278642103	6894	282555	SH 		SOLE	274285	8270
Franklin Resources Inc       	Com	354613101	6437	60218	SH 		SOLE	58657	1561
Gannett Co Inc Del           	Com	364730101	1580	129217	SH 		SOLE	126123	3094
Goldman Sachs Group Inc      	Com	38141G104 	3399	23510	SH 		SOLE	22865	645
Hewlett-Packard Company      	Com	428236103	1207	28707	SH 		SOLE	27969	738
Home Depot Inc               	Com	437076102	5252	165795	SH 		SOLE	161140	4655
Johnson & Johnson            	Com	478160104	4101	66193	SH 		SOLE	64481	1712
Legg Mason Inc               	Com	524901105	1647	54365	SH 		SOLE	52956	1409
Mc Donalds Corp              	Com	580135101	4220	56640	SH 		SOLE	55114	1526
Merck & Co Inc               	Com	58933y105 	7278	197741	SH 		SOLE	191909	5832
Microsoft Corp               	Com	594918104	6145	250919	SH 		SOLE	243124	7795
Montgomery St Income Sec     	Com	614115103	1214	74347	SH 		SOLE	73432	915
Mylan Laboratories Inc       	Com	628530107	2432	129324	SH 		SOLE	125959	3365
Nordstrom Inc                	Com	655664100	5083	136653	SH 		SOLE	132506	4147
Paccar Inc                   	Com	693718108	4343	90213	SH 		SOLE	87487	2726
Pfizer Incorporated          	Com	717081103	4603	268085	SH 		SOLE	259601	8484
Smead Value Fd               	Com	89833W774 	1988	105109	SH 		SOLE	99440	5669
Smead Value Fd Inst Cl       	Com	89833W568 	29697	1567994	SH 		SOLE	1510876	57118
Starbucks Corp               	Com	855244109	7172	280742	SH 		SOLE	272504	8238
Verizon Communications       	Com	92343V104 	1297	39813	SH 		SOLE	37972	1841
Walgreen Company             	Com	931422109	5366	160203	SH 		SOLE	155442	4761
Wal-Mart Stores Inc          	Com	931142103	5461	102045	SH 		SOLE	98957	3088
Wells Fargo & Co New         	Com	949746101	4272	170101	SH 		SOLE	165595	4506
							166501


